Risk Management - Summary of Principal Macroeconomic Indicators Included in Economic Scenarios (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Colombia [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	2.63%	2.66%	3.11%
Unemployment rate	9.84%	9.84%	9.84%
Consumer's Price Index	3.00	3.00	3.40
Benchmark interest rates	4.75%	4.75%	4.75%
Currency exchange rate	3,150	3,180	3,180
Colombia [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	4.25%	4.20%	4.33%
Unemployment rate	9.34%	9.40%	9.50%
Consumer's Price Index	4.27	3.91	3.95
Benchmark interest rates	5.75%	5.75%	5.75%
Currency exchange rate	3,025	3,071	3,104
Colombia [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	3.44%	3.43%	3.72%
Unemployment rate	10.35%	10.29%	10.21%
Consumer's Price Index	1.38	1.86	2.74
Benchmark interest rates	3.75%	3.75%	3.75%
Currency exchange rate	3,335	3,289	3,256
2019 [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.40%
Consumer's Price Index			104.01
Interbank interest rate			1.75%
Copper			2.68
2019 [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.90%
Consumer's Price Index			105.15
Interbank interest rate			2.50%
Copper			2.54
2019 [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			6.90%
Consumer's Price Index			103.27
Interbank interest rate			1.50%
Copper			2.94
2019 [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.70%
Consumer's Price Index			103.56
Interbank interest rate			1.75%
Copper			2.68
2019 [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			11.20%
Consumer's Price Index			105.32
Interbank interest rate			3.00%
Copper			2.54
2019 [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.20%
Consumer's Price Index			102.90
Interbank interest rate			1.50%
Copper			2.94
2019 [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.60%
Consumer's Price Index			103.76
Interbank interest rate			1.25%
Copper			2.68
2019 [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			11.10%
Consumer's Price Index			105.11
Interbank interest rate			3.00%
Copper			2.54
2019 [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.10%
Consumer's Price Index			103.06
Interbank interest rate			1.50%
Copper			2.94
2019 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.40%
Consumer's Price Index			103.31
Interbank interest rate			1.25%
Copper			2.68
2019 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.90%
Consumer's Price Index			104.50
Interbank interest rate			3.00%
Copper			2.54
2019 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			6.90%
Consumer's Price Index			102.70
Interbank interest rate			1.50%
Copper			2.94
2020 [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.20%
Consumer's Price Index			102.69
Interbank interest rate			1.25%
Copper			2.69
2020 [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.70%
Consumer's Price Index			103.54
Interbank interest rate			3.00%
Copper			2.55
2020 [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.10%
Consumer's Price Index			102.50
Interbank interest rate			1.50%
Copper			2.95
2020 [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.10%
Consumer's Price Index			102.81
Interbank interest rate			1.25%
Copper			2.69
2020 [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.60%
Consumer's Price Index			103.53
Interbank interest rate			3.00%
Copper			2.56
2020 [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.00%
Consumer's Price Index			102.61
Interbank interest rate			1.50%
Copper			2.96
2020 [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			8.00%
Consumer's Price Index			102.98
Interbank interest rate			1.25%
Copper			2.70
2020 [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.50%
Consumer's Price Index			103.65
Interbank interest rate			3.00%
Copper			2.57
2020 [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			6.90%
Consumer's Price Index			102.77
Interbank interest rate			1.50%
Copper			2.97
2020 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.80%
Consumer's Price Index			103.01
Interbank interest rate			1.25%
Copper			2.71
2020 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.30%
Consumer's Price Index			103.60
Interbank interest rate			3.00%
Copper			2.57
2020 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			6.70%
Consumer's Price Index			102.80
Interbank interest rate			1.75%
Copper			2.98
Two thousand twenty one [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.70%
Consumer's Price Index			103.00
Interbank interest rate			1.50%
Copper			2.72
Two thousand twenty one [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.20%
Consumer's Price Index			103.55
Interbank interest rate			3.00%
Copper			2.58
Two thousand twenty one [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			6.90%
Consumer's Price Index			102.80
Interbank interest rate			1.75%
Copper			2.99
Two thousand twenty one [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.60%
Consumer's Price Index			103.00
Interbank interest rate			1.75%
Copper			2.73
Two thousand twenty one [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			10.10%
Consumer's Price Index			103.50
Interbank interest rate			3.00%
Copper			2.59
Two thousand twenty one [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			6.80%
Consumer's Price Index			102.80
Interbank interest rate			2.25%
Copper			3.00
Two thousand twenty one [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.40%
Consumer's Price Index			103.00
Interbank interest rate			2.00%
Copper			2.73
Two thousand twenty one [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			9.90%
Consumer's Price Index			103.45
Interbank interest rate			3.00%
Copper			2.60
Two thousand twenty one [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			6.60%
Consumer's Price Index			102.80
Interbank interest rate			2.50%
Copper			3.01
Two thousand twenty one [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			7.30%
Consumer's Price Index			103.00
Interbank interest rate			2.25%
Copper			2.74
Two thousand twenty one [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			9.80%
Consumer's Price Index			103.40
Interbank interest rate			3.00%
Copper			2.60
Two thousand twenty one [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate			6.50%
Consumer's Price Index			102.80
Interbank interest rate			2.50%
Copper			3.02